Segments	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Segments
14.	SEGMENTS
The Company applies ASC 280,
Segment Reporting
, in determining reportable segments for its financial statement disclosure. The Company has two reportable segments: Direct to Consumer and Commerce. The Direct to Consumer segment derives revenue from the sale of BarkBox, Super Chewer, BARK Bright and BARK Eats subscriptions, as well as sales of toys and treats through the Company’s website, BarkShop. The Commerce segment derives revenue from the sale of toys, treats and BARK Home products through major retailers and online marketplaces. The Company has aggregated its product lines sold through the Company’s website into the Direct to Consumer segment. The Company has aggregated its BARK Home and Bark Retail operations into the Commerce segment. Reporting in this format provides management with the financial information necessary to evaluate the success of the segments and the overall business. There are no internal revenue transactions between the Company’s segments.
The CODM reviews revenue and gross profit for both of the reportable segments. Gross profit is defined as revenue less cost of revenue incurred by the segment. The Company does not allocate assets at the reportable segment level as these are managed on an entity wide group basis and, accordingly, the Company does not report asset information by segments.
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	Fiscal Year Ended March 31,
	2021	2020	2019
Direct to Consumer:
Revenue	$333,970	$204,151	$177,750
Cost of revenue	128,044	79,191	75,085

Gross profit	$205,926	$124,960	$102,665

Commerce:
Revenue	$44,634	$20,184	$13,691
Cost of revenue	24,620	9,730	9,241

Gross profit	$20,014	$10,454	$4,450

Consolidated:
Revenue	$378,604	$224,335	$191,441
Cost of revenue	152,664	88,921	84,326

Gross profit	$225,940	$135,414	$107,115